Financing Receivables, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivables, net
Financing receivable	$ 43,864,192	$ 42,543,860
Net financing interest income	1,840,722	2,180,970	$ 1,400,227
Principal amount	$ 40,072,336	$ 5,301,903
Interest rate descriptions	The term of the financing receivables is generally within 12 months with annual interest of 6.5%, and renewed upon maturity with annual interest of 4.8%
Financing receivable carrying value	$ 43,612,371